Accounts Payable And Other Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of accounts payable and other accrued expenses

($ in thousands)	2020	2019
Accounts payable	$26,170	$32,463
Accrued expenses	34,843	24,133
Payroll liabilities	14,858	5,195
Excise taxes payable	8,675	540
Contract liability	1,182	—
Tax penalty	578	455
Property taxes payable	20	48

Total Accounts payable and other accrued expenses	$86,326	$62,834